Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

April 30, 2020

RW34-QTLY-0620
1.858598.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,471	$39,880
Fidelity Series Blue Chip Growth Fund (a)	4,766	72,106
Fidelity Series Commodity Strategy Fund (a)	53,546	192,230
Fidelity Series Growth Company Fund (a)	7,904	147,573
Fidelity Series Intrinsic Opportunities Fund (a)	12,156	173,105
Fidelity Series Large Cap Stock Fund (a)	10,934	144,770
Fidelity Series Large Cap Value Index Fund (a)	3,731	39,883
Fidelity Series Opportunistic Insights Fund (a)	4,456	77,487
Fidelity Series Small Cap Discovery Fund (a)	2,380	20,781
Fidelity Series Small Cap Opportunities Fund (a)	5,481	61,824
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,171	113,165
Fidelity Series Value Discovery Fund (a)	7,491	83,669
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,244,751)		1,166,473

International Equity Funds - 17.6%
Fidelity Series Canada Fund (a)	6,459	58,066
Fidelity Series Emerging Markets Fund (a)	6,132	47,400
Fidelity Series Emerging Markets Opportunities Fund (a)	23,602	401,000
Fidelity Series International Growth Fund (a)	13,503	210,786
Fidelity Series International Small Cap Fund (a)	3,463	51,115
Fidelity Series International Value Fund (a)	23,365	177,104
Fidelity Series Overseas Fund (a)	20,700	193,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,231,830)		1,138,806

Bond Funds - 46.3%
Fidelity Series Corporate Bond Fund (a)	40,847	438,700
Fidelity Series Emerging Markets Debt Fund (a)	4,834	39,542
Fidelity Series Floating Rate High Income Fund (a)	1,074	8,932
Fidelity Series Government Bond Index Fund (a)	55,208	624,403
Fidelity Series High Income Fund (a)	5,322	45,449
Fidelity Series Inflation-Protected Bond Index Fund (a)	57,415	589,079
Fidelity Series International Credit Fund (a)	245	2,422
Fidelity Series Investment Grade Bond Fund (a)	54,218	641,946
Fidelity Series Investment Grade Securitized Fund (a)	40,565	430,395
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,730	145,265
Fidelity Series Real Estate Income Fund (a)	2,843	25,904
TOTAL BOND FUNDS
(Cost $2,838,352)		2,992,037

Short-Term Funds - 18.0%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	229,399	229,399
Fidelity Series Short-Term Credit Fund (a)	20,458	206,011
Fidelity Series Treasury Bill Index Fund (a)	72,191	724,073
TOTAL SHORT-TERM FUNDS
(Cost $1,156,029)		1,159,483
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,470,962)		6,456,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		(310)
NET ASSETS - 100%		$6,456,489

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$36,259	$27,882	$19,809	$5,328	$(2,599)	$(1,853)	$39,880
Fidelity Series Blue Chip Growth Fund	62,921	45,457	36,571	7,470	100	199	72,106
Fidelity Series Canada Fund	21,667	53,736	8,795	697	(1,756)	(6,786)	58,066
Fidelity Series Commodity Strategy Fund	161,347	144,273	57,222	2,910	(8,191)	(47,977)	192,230
Fidelity Series Corporate Bond Fund	302,167	228,507	98,563	11,504	(27)	6,616	438,700
Fidelity Series Emerging Markets Debt Fund	33,075	22,114	9,122	1,649	(323)	(6,202)	39,542
Fidelity Series Emerging Markets Fund	26,368	34,951	6,645	925	(405)	(6,869)	47,400
Fidelity Series Emerging Markets Opportunities Fund	232,452	272,646	69,856	9,270	(2,950)	(31,292)	401,000
Fidelity Series Floating Rate High Income Fund	6,880	4,281	1,227	360	(29)	(973)	8,932
Fidelity Series Government Bond Index Fund	414,341	307,748	146,073	9,861	2,211	46,176	624,403
Fidelity Series Government Money Market Fund 0.30%	140,280	236,195	147,076	2,083	--	--	229,399
Fidelity Series Growth Company Fund	126,450	94,785	83,608	15,712	(255)	10,201	147,573
Fidelity Series High Income Fund	34,706	21,659	6,161	2,036	(141)	(4,614)	45,449
Fidelity Series Inflation-Protected Bond Index Fund	401,453	302,717	128,773	7,457	383	13,299	589,079
Fidelity Series International Credit Fund	2,376	146	--	131	--	(100)	2,422
Fidelity Series International Growth Fund	196,251	114,631	90,868	8,681	(2,712)	(6,516)	210,786
Fidelity Series International Small Cap Fund	42,909	34,453	22,844	2,617	(765)	(2,638)	51,115
Fidelity Series International Value Fund	185,785	136,689	102,682	9,634	(9,843)	(32,845)	177,104
Fidelity Series Intrinsic Opportunities Fund	154,328	133,823	94,008	8,618	(4,684)	(16,354)	173,105
Fidelity Series Investment Grade Bond Fund	441,064	316,437	135,317	12,818	518	19,244	641,946
Fidelity Series Investment Grade Securitized Fund	312,694	220,672	113,429	11,088	397	10,061	430,395
Fidelity Series Large Cap Stock Fund	135,412	99,820	73,166	8,460	(2,907)	(14,389)	144,770
Fidelity Series Large Cap Value Index Fund	38,823	27,856	19,066	3,012	(789)	(6,941)	39,883
Fidelity Series Long-Term Treasury Bond Index Fund	188,601	96,500	164,668	16,510	13,069	11,763	145,265
Fidelity Series Opportunistic Insights Fund	69,530	52,019	39,161	8,673	(1,408)	(3,493)	77,487
Fidelity Series Overseas Fund	14,479	209,988	19,114	417	(3,382)	(8,636)	193,335
Fidelity Series Real Estate Income Fund	22,008	13,562	3,859	1,265	(135)	(5,672)	25,904
Fidelity Series Short-Term Credit Fund	140,305	93,727	28,541	3,513	(34)	554	206,011
Fidelity Series Small Cap Discovery Fund	18,769	15,024	8,865	917	(358)	(3,789)	20,781
Fidelity Series Small Cap Opportunities Fund	56,900	42,792	26,499	3,988	(1,156)	(10,213)	61,824
Fidelity Series Stock Selector Large Cap Value Fund	104,504	80,167	50,176	8,176	(2,302)	(19,028)	113,165
Fidelity Series Treasury Bill Index Fund	420,683	382,244	81,046	6,563	34	2,158	724,073
Fidelity Series Value Discovery Fund	74,651	58,179	37,968	4,260	(1,475)	(9,718)	83,669
	$4,620,438	$3,925,680	$1,930,778	$196,603	$(31,914)	$(126,627)	$6,456,799

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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